As filed with the Securities and Exchange Commission on June 21, 2007

1933 Act File No. 333-142318

1940 Act File No. 811-22058

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 3

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 3

Nuveen Tax-Advantaged Dividend Growth Fund

Exact Name of Registrant as Specified in Declaration of Trust

333 West Wacker Drive, Chicago, Illinois 60606

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 257-8787

Registrant’s Telephone Number, including Area Code

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Stacy H. Winick	Eric F. Fess	Sarah E. Cogan
Bell, Boyd & Lloyd LLP	Chapman and Cutler LLP	Simpson Thacher & Bartlett LLP
1615 L Street, N.W., Suite 1200	111 W. Monroe	425 Lexington Avenue
Washington, DC 20036	Chicago, IL 60603	New York, NY 10017

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box)

☒ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Shares, $0.01 par value	1,000 Shares	$20.00	$20,000	$0.61

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	All of which has previously been paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Part A (the prospectus) and Part B (the statement of additional information) of Pre-Effective Amendment No. 2 to the Registration Statement for Nuveen Tax-Advantaged Dividend Growth Fund are incorporated by reference in their entirety into this filing.

Subject To Completion Dated June 21, 2007

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

Supplement dated June 21, 2007 to the

Preliminary Prospectus

dated May 24, 2007

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group’s financial advisors and investors include Merrill Lynch and Merrill Lynch Global Private Equity, Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments’ stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and expiration of certain regulatory waiting periods. The obligation of the investor group to consummate the merger is not conditioned on its obtaining financing. The Merger Agreement includes a “go shop” provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the 1940 Act) of the investment management agreement between the Fund and NAM and the investment sub-advisory agreements between NAM and each of Santa Barbara and NWQ, and will result in the automatic termination of each agreement. It is anticipated that the Board of Trustees of the Fund will consider a new investment management agreement with NAM and investment sub-advisory agreements with each of Santa Barbara and NWQ prior to the consummation of the merger. If approved by the Board, the new agreements would be presented to the Fund’s shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger.

Upon consummation of the merger, it is anticipated that Merrill Lynch will be an indirect “affiliated person” (as that term is defined in the 1940 Act) of the Fund. As a result, the Fund would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM, Santa Barbara and NWQ do not believe that any such prohibition or limitation would have a materially adverse effect on the Fund’s ability to pursue its investment objective and policies.

Nuveen Investments also reported on June 20, 2007 that Nuveen Investments’ Board of Directors appointed John P. Amboian as Chief Executive Officer of Nuveen Investments, effective July 1, 2007. Timothy R. Schwertfeger, Nuveen Investments’ Chairman and current Chief Executive Officer, will serve as non-executive Chairman of the Board of Directors of Nuveen Investments and will remain Chairman of the Board of each of the Nuveen funds (including the Fund).

Subject To Completion Dated June 21, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

Supplement dated June 21, 2007 to the

Preliminary Statement of Additional Information

dated May 24, 2007

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group’s financial advisors and investors include Merrill Lynch and Merrill Lynch Global Private Equity, Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments’ stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and expiration of certain regulatory waiting periods. The obligation of the investor group to consummate the merger is not conditioned on its obtaining financing. The Merger Agreement includes a “go shop” provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the 1940 Act) of the investment management agreement between the Fund and NAM and the investment sub-advisory agreements between NAM and each of Santa Barbara and NWQ, and will result in the automatic termination of each agreement. It is anticipated that the Board of Trustees of the Fund will consider a new investment management agreement with NAM and investment sub-advisory agreements with each of Santa Barbara and NWQ prior to the consummation of the merger. If approved by the Board, the new agreements would be presented to the Fund’s shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger.

Upon consummation of the merger, it is anticipated that Merrill Lynch will be an indirect “affiliated person” (as that term is defined in the 1940 Act) of the Fund. As a result, the Fund would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM, Santa Barbara and NWQ do not believe that any such prohibition or limitation would have a materially adverse effect on the Fund’s ability to pursue its investment objective and policies.

Nuveen Investments also reported on June 20, 2007 that Nuveen Investments’ Board of Directors appointed John P. Amboian as Chief Executive Officer of Nuveen Investments, effective July 1, 2007. Timothy R. Schwertfeger, Nuveen Investments’ Chairman and current Chief Executive Officer, will serve as non-executive Chairman of the Board of Directors of Nuveen Investments and will remain Chairman of the Board of each of the Nuveen funds (including the Fund).

PART C - OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed with Pre-effective Amendment No. 2 to the Registration Statement.

2.	Exhibits:

a.	Declaration of Trust dated February 22, 2007. Filed on April 24, 2007 as Exhibit a.1 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

b.	By-laws of Registrant. Filed on April 27, 2007 as Exhibit b to Registrant’s Registration Statement on Form N-2 (File No.
333-142318) and incorporated by reference herein.

c.	None.

d.	Not Applicable.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan.*

f.	None.

g.1	Investment Management Agreement between Registrant and Nuveen Asset Management dated April 4, 2007.*

g.2	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.*

g.3	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC.*

h.1	Form of Underwriting Agreement.*

h.2	Form of Citigroup Global Markets Inc. Standard Dealer Agreement.*

h.3	Form of Nuveen Master Selected Dealer Agreement.*

h.4	Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.*

h.5	Form of Dealer Letter Agreement.*

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.*

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*

l.1	Opinion of Bell, Boyd & Lloyd LLP. Filed on May 24, 2007 as Exhibit l.1 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

l.2	Opinion of Bingham McCutchen LLP. Filed on May 24, 2007 as Exhibit l.2 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

l.3	Consent of Bell, Boyd & Lloyd LLP.

1.4	Consent of Bingham McCutchen LLP.

m.	Not Applicable.

n.	Consent of Ernst & Young LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated May 15, 2007.*

q.	None.

r.1	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management.*

r.2	Code of Ethics of Santa Barbara Asset Management, LLC.*

r.3	Code of Ethics of NWQ Investment Management Company, LLC.*

s.	Powers of Attorney.

*	To be filed by amendment.

Item 26:	Marketing Arrangements

Sections              and              of the Form of Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement.

See              of the Form of Citigroup Global Markets Inc. Standard Dealer Agreement to be filed as Exhibit h.2 to this Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement to be filed as Exhibit h.3 to this Registration Statement.

See              of the Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters to be filed as Exhibit h.4 to this Registration Statement.

See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the underwriters to be filed as Exhibit h.5 to this Registration Statement.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees		$0.61
National Association of Securities Dealers, Inc. fees		502.00
Printing and engraving expenses		*
Legal Fees		*
Exchange listing fees		*
Blue Sky filing fees and expenses		*
Underwriters reimbursement		*
Miscellaneous expenses		*

Total	$	*

*	To be filed by amendment.

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At June 21, 2007:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	1

Item 30:	Indemnification

Section 4 of Article XII of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a)	against any liability to the Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c)	in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Adviser and Mutual Fund Professional and Directors and Officers Liability policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $1,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 80% of any additional operational failure claims and the Fund would be liable for 20% of any such claims) and $1,000,000 deductible for all other claims, with $0 deductible for individual insureds.

Section      of the Form of Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Nuveen Asset Management (“NAM”) serves as investment adviser to separately managed accounts, closed-end management investment companies and to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V and Nuveen Managed Account Portfolios Trust.

NAM has no other clients or business at the present time. For a description of any other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serves as officer or Trustee of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under “Management of the Fund” in Part B of this Registration Statement. Such information for the remaining executive officers of NAM appears below:

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

John P. Amboian, President and Director	President and Director of Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., and Nuveen Investments Holdings, Inc.; President of Nuveen Investments, LLC, NWQ Holdings, LLC.

Stuart J. Cohen, Vice President, Assistant Secretary and Assistant General Counsel	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc; Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management, LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller	Vice President and Corporate Controller of Nuveen Investments, Inc.; Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen Investments Institutional Services Group LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer	Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC and NWQ Investment Management Company, LLC; formerly, Head of Global Compliance (January 2004 - May 2004) of Citadel Investment Group; Director, Midwest regional Office (1994 - 2003), United States Securities and Exchange Commission.

John L. MacCarthy, Senior Vice President and Secretary	Senior Vice President, Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc. and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Assistant Secretary (since 2006) of NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC; Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; formerly, Partner at law firm of Winston & Strawn LLP.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President and Chief Financial Officer of RR Donnelley & Sons (2004-2005); prior thereto, Executive Vice President (2004) and Chief Financial Officer of Sears, Roebuck and Co. (2002).

The principal business address of Nuveen Investments, Inc. and its affiliates is 333 West Wacker Drive, Chicago, Illinois 60606.

Santa Barbara Asset Management, LLC (“Santa Barbara”) serves as a subadviser to the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and the Nuveen Santa Barbara Dividend Growth Fund and serves as investment adviser to separately managed accounts. See “Investment Adviser and Subadvisers” in Part B of the Registration Statement.

Set forth below is a list of each director and officer of Santa Barbara, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Santa Barbara	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

Michael G. Mayfield, President, Chief Investment Officer	None

Steven Spencer, Chief Operating Officer	None

George M. Tharakan, Director of Research	None

James R. Boothe, Portfolio Manager	None

Britton C. Smith, Portfolio Manager	None

NWQ Investment Management Company, LLC (“NWQ”) serves as a subadviser to certain Nuveen open-end investment management companies and serves as investment adviser to separately managed accounts. See “Investment Adviser and Subadvisers” in Part B of the Registration Statement.

Set forth below is a list of each director and officer of NWQ, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with NWQ	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

Jon D. Bosse, CFA, Co-President, Chief Investment Officer	None

John E. Conlin, Co-President, Executive Committee Member, Chief Operating Officer	Co-Founder, (2004-2006) of Education Partners; Board Member (since 2003) of Montgomery & Company; Board Member (since 2005), Pope Resources M.L.P.; Board Member (since 2005), Acme Communications Corporation.

Edward C. Friedel Jr., CFA, Managing Director, Executive Committee Member, Portfolio Manager	None

Phyllis G. Thomas, CFA, Managing Director, Investment Oversight Committee Member	None

Michael J. Carne, CFA, Managing Director, Fixed Income Investment Policy Committee Member	None

Mark A. Morris, Managing Director	None

Mark R. Patterson, CFA, Managing Director	None

James T. Stephenson, CFA, Managing Director	None

David M. Stumpf, CFA, CFP, Managing Director, Fixed Income Investment Policy Committee Member	None

Gregg S. Tenser, CFA, Managing Director	None

Kevin A. Hunter, Senior Vice President, Fixed Income Investment Policy Committee Member	None

Darren T. Peers, Managing Director	None

Kirk Allen, Managing Director, Trading	None

Item 32:	Location of Accounts and Records

NAM, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees’ and shareholders’ meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, 250 Royall Street, Canton, Massachusetts 02021, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 21st day of June, 2007.

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

/s/ Kevin J. McCarthy
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)	June 21, 2007

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)	June 21, 2007

Timothy R. Schwertfeger*	Chairman of the Board and Trustee

Robert P. Bremmer*	Trustee

Lawrence H. Brown*	Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee

David J. Kundert*	Trustee

William J. Schneider*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

Eugene S. Sunshine*	Trustee

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Attorney-In-Fact
June 21, 2007

*	The original powers of attorney authorizing Kevin J. McCarthy, Larry W. Martin, Gifford R. Zimmerman and Eric Fess to execute this Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed herewith as Exhibit s.

INDEX TO EXHIBITS

a.	Declaration of Trust dated February 22, 2007. Filed on April 24, 2007 as Exhibit a.1 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

b.	By-Laws of Registrant. Filed on April 24, 2007 as Exhibit b to Registrant’s Registration Statement on Form N-2 (File No.
333-142318) and incorporated by reference herein.

c.	None.

d.	Not Applicable.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan.*

f.	None.

g.1	Investment Management Agreement between Registrant and Nuveen Asset Management dated April 4, 2007.*

g.2	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.*

g.3	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC.*

h.1	Form of Underwriting Agreement.*

h.2	Form of Citigroup Global Markets Inc. Standard Dealer Agreement.*

h.3	Form of Nuveen Master Selected Dealer Agreement.*

h.4	Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.*

h.5	Form of Dealer Letter Agreement.*

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.*

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*

l.1	Opinion of Bell, Boyd & Lloyd LLP. Filed on May 24, 2007 as Exhibit l.1 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

l.2	Opinion of Bingham McCutchen LLP. Filed on May 24, 2007 as Exhibit l.2 to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

l.3	Consent of Bell, Boyd & Lloyd LLP.

1.4	Consent of Bingham McCutchen LLP.

m.	Not Applicable.

n.	Consent of Ernst & Young LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated May 15, 2007.*

q.	None.

r.1	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management.*

r.2	Code of Ethics of Santa Barbara Asset Management, LLC.*

r.3	Code of Ethics of NWQ Investment Management Company, LLC.*

s.	Powers of Attorney.

*	To be filed by amendment.